Related Party Transactions - Summary of Key Management Compensation (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	₩ 1,666	₩ 1,494	₩ 1,855
Post-employment benefits	193	153	294
Share-based compensation	1,225	569	976
Total	₩ 3,084	₩ 2,216	₩ 3,125